Document and Entity Information	12 Months Ended
Jan. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2011
Registrant Name	PUTNAM ASSET ALLOCATION FUNDS
Central Index Key	0000914209
Amendment Flag	false
Document Creation Date	Jun. 27, 2012
Document Effective Date	Jun. 29, 2012
Prospectus Date	Jan. 30, 2012